Income Taxes - Schedule of deferred income tax expense (recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Income taxes paid (refund) [abstract]
Origination and reversal of temporary differences	$ (98,141)	$ (13,007)
Difference between statutory tax rate and deferred tax rate	2,555	172
Change in temporary difference for which no deferred tax assets are recorded	89,563	(5,378)
Deferred income tax recovery	$ (6,023)	$ (18,213)